Stockholders' Equity - Q3, Dividend Declaration (Details) - $ / shares		9 Months Ended
	Nov. 08, 2016	Sep. 30, 2016	Aug. 30, 2016
Dividend Declared 2016 Q3 [Member]
Dividends Payable [Line Items]
Cash dividend declared per share (in dollars per share)			$ 0.05
Dividends payable, declared date		Aug. 30, 2016
Dividends payable, payable date		Sep. 30, 2016
Dividends payable, record date		Sep. 15, 2016
Dividend Declared 2016 Q4 [Member] | Subsequent Event [Member]
Dividends Payable [Line Items]
Cash dividend declared per share (in dollars per share)	$ 0.05
Dividends payable, declared date	Nov. 08, 2016
Dividends payable, payable date	Dec. 15, 2016
Dividends payable, record date	Dec. 01, 2016